UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/11

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for this series, as appropriate.

                        DREYFUS PREMIER INVESTMENT FUNDS, INC.

-          Dreyfus Global Real Estate Securities Fund

-          Dreyfus Large Cap Equity Fund

-          Dreyfus Large Cap Growth Fund

-          Dreyfus Large Cap Value Fund

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Real Estate
Securities Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Real Estate Securities Fund, covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook. The U.S. and global economies continued to grow over the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment. As a result, U.S. stocks generally produced only modest gains over the first half of the year.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

July 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by Peter Zabierek and Dean Frankel, Portfolio Managers, Urdang Securities Management, Inc., Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, Dreyfus Global Real Estate Securities Fund’s Class A shares produced a total return of 5.83%, Class C shares returned 5.31% and Class I shares returned 5.95%.1 In comparison, the FTSE EPRA/NAREIT Developed Index, the fund’s benchmark, achieved a total return of 6.08% for the same period.2

A debt crisis in Europe, natural and nuclear disasters in Japan, turmoil in North Africa, and disappointing global economic data weighed on investor sentiment during the second quarter of 2011, partially offsetting stronger returns stemming from the global economic recovery during the first quarter. The fund’s returns were roughly in line with its benchmark, as successes in the United States, United Kingdom and Singapore were balanced by lagging returns in Hong Kong and Japan.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income by investing at least 95% of its assets in companies principally engaged in the real estate sector. The fund normally invests approximately 60% of its assets in companies located outside the United States, and invests in at least 10 different countries. The fund also may invest in companies located in emerging markets and in companies of any market capitalization. Our proprietary approach quantifies investment opportunity both from a real estate and stock perspective.

Shifting Sentiment Sparked Market Volatility

Global economic sentiment had improved dramatically by the start of 2011, fueled by quantitative easing of U.S. monetary policy, better-than-expected economic data in Europe and strong corporate earnings across a number of regions. As a result, real estate stock prices moved higher during the first quarter of the year. However, a number of

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

macroeconomic developments soon weighed on investor sentiment. Inflation worries prompted a number of central banks, including those in China and Europe, to raise short-term interest rates and tighten credit standards. Political uprisings in the Middle East and devastating natural and nuclear disasters in Japan added to investors’ concerns. Later, worries intensified regarding the European sovereign debt crisis as Greece teetered on the brink of default. These macroeconomic developments caused real-estate stocks to give back some, but not all, of their earlier gains in the second quarter.

Security Selections Produced Mixed Results

In this choppy market environment, we allocated about 40% of the fund’s assets to U.S. real estate stocks and approximately 60% to opportunities overseas. Our security selection strategy in the United States proved particularly successful over the first half of 2011. The fund scored a number of winners among real estate investment trusts (REITs) focusing on rental apartments, which fared well as demand for rentals increased and home ownership declined. Conversely, we maintained relatively light exposure to U.S. health care-related properties, a position that benefited relative performance when the sub-sector cooled. In addition, the fund’s position in National Health Properties gained value when the company was acquired at a premium to its stock price byVenta REIT.

Investments in the United Kingdom also produced above-average results. Particularly beneficial was an overweighted position in Unite Group, a specialist in student accommodations, which gained value as earlier strategic missteps were addressed.The fund also benefited from overweighted exposure to Land Securities Group, a UK REIT that owns both office and retail properties. In Singapore, overweighted exposure to REITs and an underweighted position in developers bolstered results when the government’s efforts to fight inflation discouraged residential development. Finally, Charter Hall Office REIT, which owns office properties in Australia and the United States, outperformed due to management’s published strategy to sell the company’s US assets and Canadian multifamily specialist Boardwalk Real Estate Investment Trust advanced after reporting robust financial results.

Disappointments during the reporting period were concentrated in the Hong Kong market, where inflation-fighting measures prompted us to

4

shift the fund’s emphasis from residential properties to the office market. We had established overweighted exposure to Japanese condominiums before the earthquake and tsunami damaged a number of coastal property developments, which dampened investor sentiment and led to the cancellation of some high-rise residential projects. Canada’s Chartwell Senior Housing Real Estate Investment Trust declined despite strong business fundamentals as investors favored the value opportunities.

Selectivity More Important in an Uncertain World

As of midyear, the emerging markets appear to be nearing the end of their inflation-fighting efforts, and we have identified a number of attractive values in Asia and Latin America. However, parts of Europe have remained under pressure from the sovereign debt crisis, leading us to maintain an underweighted position in most European countries outside of the United Kingdom and Scandinavia.We also have reduced the fund’s exposure to Japan and Hong Kong. In our judgment, these are prudent strategies until we see more consistent signs of a robust global recovery.

July 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries.
1	Total returns include reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through May 1,
2012, at which time it may be extended, terminated or modified.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The FTSE European Public Real Estate Association (EPRA) National
Association of Real Estate Investment Trusts (NAREIT) Developed Global Real Estate
Securities Index is an unmanaged index designed to track the performance of listed real estate companies and REITs worldwide. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Real Estate Securities Fund from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.45	$ 11.76	$ 5.57
Ending value (after expenses)	$1,058.30	$1,053.10	$1,059.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.30	$ 11.53	$ 5.46
Ending value (after expenses)	$1,017.55	$1,013.34	$1,019.39

† Expenses are equal to the fund’s annualized expense ratio of 1.46% for Class A, 2.31% for Class C and 1.09% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2011 (Unaudited)

Common Stocks—96.5%	Shares	Value ($)
Australia—8.1%
Charter Hall Office REIT	309,030	1,110,355
Goodman Group	2,221,960	1,680,125
Investa Office Fund	830,350	574,430
Mirvac Group	2,232,600	2,993,211
Stockland	214,540	784,655
Westfield Group	625,470	5,809,527
Westfield Retail Trust	1,514,970	4,403,416
		17,355,719
Brazil—.4%
Iguatemi Empress a De Shopping Centers	36,800	889,547
Canada—4.0%
Boardwalk Real Estate Investment Trust	27,930	1,398,455
Brookfield Office Properties	88,180	1,703,347
Chartwell Seniors Housing
Real Estate Investment Trust	492,800	4,292,104
First Capital Realty	74,420	1,271,649
		8,665,555
Finland—.5%
Citycon	254,400	1,143,653
France—3.8%
Icade	17,010	2,097,451
Unibail-Rodamco	26,550	6,139,096
		8,236,547
Germany—1.8%
Alstria Office REIT	157,880	2,381,090
DIC Asset	122,470	1,548,679
		3,929,769
Hong Kong—12.9%
China Overseas Land & Investment	1,320,600	2,830,694
Evergrande Real Estate Group	1,932,000	1,258,753
Hang Lung Properties	530,000	2,172,662
Hongkong Land Holdings	826,000	5,881,120
Link REIT	491,000	1,675,219
Longfor Properties	461,500	709,297
Soho China	1,310,500	1,170,435
Sun Hung Kai Properties	673,000	9,798,746

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Hong Kong (continued)
Wharf Holdings	294,900	2,048,311
		27,545,237
Japan—8.4%
Advance Residence Investment	466	974,198
AEON Mall	36,300	875,655
Kenedix Realty Investment	318	1,224,520
Mitsubishi Estate	250,000	4,366,188
Mitsui Fudosan	209,000	3,577,442
Nippon Building Fund	30	292,901
Nomura Real Estate Office Fund	169	1,116,800
NTT Urban Development	1,201	1,026,381
Orix Jreit	177	976,188
Sumitomo Realty & Development	110,000	2,444,444
United Urban Investment	888	1,020,309
		17,895,026
Netherlands—1.4%
Corio	46,080	3,053,824
Singapore—4.9%
CapitaLand	518,000	1,227,208
CapitaMall Trust	799,000	1,216,421
Capitamalls Asia	481,000	575,649
CDL Hospitality Trusts	730,000	1,224,294
City Developments	126,000	1,066,840
Fortune Real Estate Investment Trust	1,512,000	748,063
Global Logistic Properties	1,201,000	2,014,215
Keppel Land	394,000	1,161,182
Suntec Real Estate Investment Trust	1,023,000	1,249,288
		10,483,160
Sweden—1.6%
Castellum	62,930	943,174
Wihlborgs Fastigheter	163,550	2,365,905
		3,309,079
Switzerland—.8%
PSP Swiss Property	17,200 [a]	1,633,565
United Kingdom—6.1%
Capital & Counties Properties	694,760	2,196,667

8

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Capital Shopping Centres Group	441,820	2,832,861
Land Securities Group	340,350	4,656,754
London & Stamford Property	625,500	1,309,086
Unite Group	583,450 [a]	2,037,632
		13,033,000
United States—41.8%
Alexandria Real Estate Equities	22,120	1,712,531
American Campus Communities	29,460	1,046,419
Apartment Investment & Management, Cl. A	49,620	1,266,799
AvalonBay Communities	13,670	1,755,228
Boston Properties	29,880	3,172,061
Brandywine Realty Trust	64,620	748,946
Camden Property Trust	31,450	2,000,849
Colonial Properties Trust	79,410	1,619,964
Commonwealth REIT	66,360	1,714,743
DCT Industrial Trust	100,100	523,523
Developers Diversified Realty	90,380	1,274,358
DiamondRock Hospitality	63,710	683,608
Digital Realty Trust	31,970	1,975,107
Douglas Emmett	74,490	1,481,606
Duke Realty	139,300	1,951,593
Equity Residential Properties Trust	97,690	5,861,400
Essex Property Trust	19,160	2,592,156
Federal Realty Investment Trust	12,270	1,045,159
General Growth Properties	79,810	1,332,029
HCP	79,290	2,909,150
Health Care REIT	72,180	3,784,397
Host Hotels & Resorts	125,600	2,128,920
Hudson Pacific Properties	47,280	734,258
Hyatt Hotels, Cl. A	32,110 [a]	1,310,730
Kilroy Realty	38,480	1,519,575
Kimco Realty	171,690	3,200,302
LaSalle Hotel Properties	41,130	1,083,364
Macerich	83,450	4,464,575
National Retail Properties	72,009	1,764,941
Parkway Properties	25,570	436,224

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
ProLogis	149,914	5,372,918
Public Storage	36,700	4,184,167
Simon Property Group	78,360	9,107,783
SL Green Realty	21,260	1,761,816
Sunstone Hotel Investors	115,800 [a]	1,073,466
U-Store-It Trust	67,270	707,680
UDR	51,180	1,256,469
Ventas	78,700	4,148,277
Vornado Realty Trust	52,650	4,905,927
		89,613,018
Total Common Stocks
(cost $191,424,980)		206,786,699

Other Investment—1.5%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,288,000)	3,288,000 [b]	3,288,000

Total Investments (cost $194,712,980)	98.0%	210,074,699
Cash and Receivables (Net)	2.0%	4,281,871
Net Assets	100.0%	214,356,570

REIT—Real Estate Investment Trust
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Diversified Reits	22.9	Industrial	3.7
Office	14.0	Hotels	3.4
Real Estate Services	11.9	Self Storage	2.3
Retail	9.5	Money Market Investment	1.5
Multifamily	7.5	Residential	1.2
Regional Malls	7.4	Specialty	.9
Health Care	7.1	Financial	.6
Shopping Centers	4.1		98.0

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		191,424,980	206,786,699
Affiliated issuers		3,288,000	3,288,000
Cash			792,033
Cash denominated in foreign currencies		2,618,239	2,659,077
Receivable for investment securities sold			3,017,752
Dividends and interest receivable			596,426
Receivable for shares of Common Stock subscribed			565,849
Prepaid expenses			16,269
			217,722,105
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			204,690
Payable for investment securities purchased			3,087,167
Payable for shares of Common Stock redeemed			23,168
Accrued expenses			50,510
			3,365,535
Net Assets ($)			214,356,570
Composition of Net Assets ($):
Paid-in capital			222,951,010
Accumulated distributions in excess of investment income—net			(2,408,424)
Accumulated net realized gain (loss) on investments			(21,600,350)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			15,414,334
Net Assets ($)			214,356,570

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	2,055,557	329,829	211,971,184
Shares Outstanding	263,300	42,858	27,464,507
Net Asset Value Per Share ($)	7.81	7.70	7.72

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $160,954 foreign taxes withheld at source):
Unaffiliated issuers	3,203,900
Affiliated issuers	3,776
Interest	520
Total Income	3,208,196
Expenses:
Management fee—Note 3(a)	863,519
Custodian fees—Note 3(c)	50,319
Professional fees	28,877
Registration fees	26,935
Shareholder servicing costs—Note 3(c)	8,022
Prospectus and shareholders’ reports	6,027
Directors’ fees and expenses—Note 3(d)	1,249
Loan commitment fees—Note 2	1,066
Distribution fees—Note 3(b)	1,031
Miscellaneous	9,783
Total Expenses	996,828
Less—reduction in expenses due to undertaking—Note 3(a)	(173)
Less—reduction in fees due to earnings credits—Note 3(c)	(19)
Net Expenses	996,636
Investment Income—Net	2,211,560
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	9,078,008
Net realized gain (loss) on forward foreign currency exchange contracts	47,337
Net Realized Gain (Loss)	9,125,345
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(1,423,853)
Net Realized and Unrealized Gain (Loss) on Investments	7,701,492
Net Increase in Net Assets Resulting from Operations	9,913,052

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Operations ($):
Investment income—net	2,211,560	1,568,758
Net realized gain (loss) on investments	9,125,345	5,141,911
Net unrealized appreciation
(depreciation) on investments	(1,423,853)	11,734,559
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,913,052	18,445,228
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(7,296)	(62,237)
Class C Shares	(665)	(6,541)
Class I Shares	(1,064,137)	(5,615,484)
Total Dividends	(1,072,098)	(5,684,262)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	517,151	1,507,247
Class C Shares	216,867	162,622
Class I Shares	83,391,889	58,618,368
Dividends reinvested:
Class A Shares	6,295	55,319
Class C Shares	648	5,499
Class I Shares	350,884	1,798,041
Cost of shares redeemed:
Class A Shares	(314,466)	(60,318)
Class C Shares	(98,071)	(16,590)
Class I Shares	(19,126,790)	(19,313,174)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	64,944,407	42,757,014
Total Increase (Decrease) in Net Assets	73,785,361	55,517,980
Net Assets ($):
Beginning of Period	140,571,209	85,053,229
End of Period	214,356,570	140,571,209
Distributions in excess of
investment income—net	(2,408,424)	(3,547,886)

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Capital Share Transactions:
Class A
Shares sold	67,412	213,190
Shares issued for dividends reinvested	831	7,537
Shares redeemed	(41,922)	(8,403)
Net Increase (Decrease) in Shares Outstanding	26,321	212,324
Class C
Shares sold	28,829	22,942
Shares issued for dividends reinvested	86	760
Shares redeemed	(13,032)	(2,575)
Net Increase (Decrease) in Shares Outstanding	15,883	21,127
Class I
Shares sold	11,041,153	8,425,440
Shares issued for dividends reinvested	46,847	250,142
Shares redeemed	(2,546,726)	(2,831,447)
Net Increase (Decrease) in Shares Outstanding	8,541,274	5,844,135

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class A and Class I shares represents the financial highlights of the Class A and Institutional shares, respectively, of the fund’s predecessor, BNY Hamilton Global Real Estate Securities Fund (“Hamilton Global Real Estate Securities Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Class A and Class I shares thereafter. Before the fund commenced operations, all of the assets of the Hamilton Global Real Estate Securities Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

Six Months Ended
June 30, 2011			Year Ended December 31,
Class A Shares†	(Unaudited)	2010	2009	2008	2007	2006[a]
Per Share Data ($):
Net asset value,
beginning of period	7.41	6.56	5.02	9.04	10.00	10.00
Investment Operations:
Investment income—net[b]	.08	.05	.08	.16	.18	—
Net realized and unrealized
gain (loss) on investments	.35	1.07	1.74	(4.08)	(.97)	—
Total from Investment Operations	.43	1.12	1.82	(3.92)	(.79)	—
Distributions:
Dividends from
investment income—net	(.03)	(.27)	(.28)	(.10)	(.17)	—
Net asset value, end of period	7.81	7.41	6.56	5.02	9.04	10.00
Total Return (%)[c]	5.83[d]	17.15	36.38	(43.60)	(8.00)	—
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.46[e]	1.67	4.36	1.62	1.58	—
Ratio of net expenses
to average net assets	1.46[e]	1.60	1.60	1.41	1.50	—
Ratio of net investment income
to average net assets	2.00[e]	.74	1.44	1.83	1.87	—
Portfolio Turnover Rate	49.50[d]	86.02	97.43	79	73	—
Net Assets, end of period
($ x 1,000)	2,056	1,756	162	12	52	—[f]

†	Represents information for Class A shares of the fund’s predecessor, Hamilton Global Real Estate Securities Fund, through September 12, 2008.
a	From December 29, 2006 (commencement of operations) to December 31, 2006.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amount represents less than $1,000.
See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	June 30, 2011	Year Ended December 31,
Class C Shares	(Unaudited)	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	7.32	6.50	5.02	7.78
Investment Operations:
Investment income—net[b]	.05	.00[c]	.04	.01
Net realized and unrealized
gain (loss) on investments	.35	1.07	1.75	(2.74)
Total from Investment Operations	.40	1.07	1.79	(2.73)
Distributions:
Dividends from investment income—net	(.02)	(.25)	(.31)	(.03)
Net asset value, end of period	7.70	7.32	6.50	5.02
Total Return (%)[d]	5.31[e]	16.48	35.35	(34.92)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.44[f]	2.45	2.91	2.46[f]
Ratio of net expenses to average net assets	2.31[f]	2.35	2.35	2.35[f]
Ratio of net investment income
to average net assets	1.27[f]	.02	.71	.67[f]
Portfolio Turnover Rate	49.50[e]	86.02	97.43	79
Net Assets, end of period ($ x 1,000)	330	198	38	6

a	From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.
See notes to financial statements.

16

Six Months Ended
June 30, 2011			Year Ended December 31,
Class I Shares†	(Unaudited)	2010	2009	2008	2007	2006[a]
Per Share Data ($):
Net asset value,
beginning of period	7.33	6.49	5.02	9.04	10.00	10.00
Investment Operations:
Investment income—net[b]	.09	.10	.14	.16	.20	—
Net realized and unrealized
gain (loss) on investments	.34	1.05	1.70	(4.06)	(.98)	—
Total from Investment Operations	.43	1.15	1.84	(3.90)	(.78)	—
Distributions:
Dividends from
investment income—net	(.04)	(.31)	(.37)	(.12)	(.18)	—
Net asset value, end of period	7.72	7.33	6.49	5.02	9.04	10.00
Total Return (%)	5.95[c]	17.91	36.94	(43.38)	(7.83)	—
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09[d]	1.17	1.33	1.24	1.34	—
Ratio of net expenses
to average net assets	1.09[d]	1.17	1.18	1.19	1.25	—
Ratio of net investment income
to average net assets	2.44[d]	1.51	2.55	2.24	1.97	—
Portfolio Turnover Rate	49.50[c]	86.02	97.43	79	73	—
Net Assets, end of period
($ x 1,000)	211,971	138,618	84,854	48,255	51,140	—[e]

†	Represents information for Institutional shares of the fund’s predecessor, Hamilton Global Real Estate Securities
Fund, through September 12, 2008.
a	From December 29, 2006 (commencement of operations) to December 31, 2006.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Amount represents less than $1,000.
See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Real Estate Securities Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to maximize total return consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Urdang Securities Management, Inc. (“Urdang”) serves as the fund’s sub-investment advisor. Urdang is a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 250 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

18

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

20

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	89,613,018	—	—	89,613,018
Equity Securities—
Foreign†	117,173,681	—	—	117,173,681
Mutual Funds	3,288,000	—	—	3,288,000
† See Statement of Investments for additional detailed categorizations.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at June 30, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition,ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than

22

investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2010 ($)	Purchases ($)	Sales ($)	6/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	4,159,000	52,082,000	52,953,000	3,288,000	1.5

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $24,379,441 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2010. If not applied, $6,895,360 of the carryover expires in fiscal 2016 and $17,484,081 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2010 was as follows: ordinary income $5,684,262. The tax character of current year distributions will be determined at the end of the current fiscal year.

24

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on June 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at an annual rate of .95% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has agreed, from May 1, 2011 until May 1, 2012, to waive receipt of its fee and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, shareholder services fees, Rule 12b-1 fees and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets.

Dreyfus had contractually agreed, until May 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed 1.20% of the value of Class I shares’ average daily net assets.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dreyfus had also agreed, until May 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class A and Class C shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, shareholder services fees, Rule 12b-1 fees and extraordinary expenses) did not exceed 1.35% of the value of Class A and Class C shares’ average daily net assets.

The reduction in expenses, pursuant to the undertakings, amounted to $173 during the period ended June 30, 2011.

Pursuant to a sub-investment advisory agreement between Dreyfus and Urdang, Dreyfus pays Urdang a monthly fee at an annual rate of .46% of the value of the fund’s average daily net assets.

During the period ended June 30, 2011, the Distributor retained $757 from commissions earned on sales of the fund’s Class A shares and $23 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2011, Class C shares were charged $1,031 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2011, Class A and Class C shares were charged $2,287 and $344, respectively, pursuant to the Shareholder Services Plan.

26

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2011, the fund was charged $2,896 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2011, the fund was charged $431 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $19.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2011, the fund was charged $50,319 pursuant to the custody agreement.

During the period ended June 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $163,983, Rule 12b-1 distribution plan fees $198, shareholder services plan fees $478, custodian fees $37,096, chief compliance officer fees $2,259 and transfer agency per account fees $874, which are offset against an expense reimbursement currently in effect in the amount of $198.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2011, amounted to $153,190,032 and $87,843,451, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. At June 30, 2011, there were no forward contracts outstanding.

28

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2011:

Average Market Value ($)
Forward contracts	244,181

At June 30, 2011, accumulated net unrealized appreciation on investments was $15,361,719, consisting of $18,726,858 gross unrealized appreciation and $3,365,139 gross unrealized depreciation.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	29

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Options Written
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Large Cap Equity Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large Cap Equity Fund, covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook. The U.S. and global economies continued to grow over the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment. As a result, U.S. stocks generally produced only modest gains over the first half of the year.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

July 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by Irene D. O’Neill, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, Dreyfus Large Cap Equity Fund’s Class A shares produced a total return of 5.57%, Class C shares returned 5.26% and Class I shares returned 5.88%.1 In comparison, the Standard and Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, achieved a total return of 6.01%.2

Although stocks rallied early in the year as an economic recovery appeared to gain traction, renewed concerns later caused the market to give back some of its previous gains.The fund produced lower returns than its benchmark, primarily due to shortfalls in the consumer discretionary and utilities sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies with market capitalizations of $5 billion or more at the time of purchase.

The fund invests primarily in large, established companies that we believe have proven track records and the potential for superior relative earnings growth.The investment process begins with a “top-down” assessment of broad economic, political and social trends and their implications for different market and industry sectors. Fundamental research is used to identify companies with the potential for above-average earnings and revenue growth; sustainable competitive advantage; strong or improving financial condition; and/or earnings power that is either unrecognized or underestimated by the market.

Shifting Sentiment Sparked Heightened Volatility

Investors’ outlooks had improved dramatically by the start of 2011 due to improvements in employment, consumer spending and corporate earnings, sending stock prices broadly higher. However, the rally was interrupted in February when political unrest in North Africa/Middle

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

East led to sharply rising energy prices, and again in March when devastating natural and nuclear disasters in Japan threatened one of the world’s largest economies. Nonetheless, investors proved resilient, and stocks bounced back from these unexpected shocks.

In late April, investor sentiment began to deteriorate in earnest when Greece appeared headed for default on its sovereign debt, U.S. economic data proved disappointing and a contentious debate regarding U.S. government spending and borrowing intensified. Stocks suffered bouts of heightened volatility as newly risk-averse investors shifted their focus from economically sensitive industry groups to those that historically have held up well under uncertain economic conditions.

Security Selections Produced Mixed Results

Although the fund participated to a substantial degree in the market’s gains over the first half of 2011, results compared to the benchmark were undermined by a handful of disappointments in the consumer discretionary sector, where cruise line Carnival suffered when oil prices climbed and itineraries needed to be rerouted due to political instability in Northern Africa. In addition, mass merchandiser Target was hurt by weaker consumer spending among its customer base.The fund did not participate fully in above-average returns from the utilities sector, where most companies did not meet our earnings growth criteria. Moreover, electric utility company Sempra Energy lagged when investors reacted negatively to a management change.

The fund achieved better results in other areas. Overweighted exposure to the better-performing information technology sector produced particularly strong relative performance. Successful stock selections among technology companies included consulting services providers Accenture and International Business Machines, which encountered robust demand from businesses seeking to enhance revenue growth. Software and business analytics specialist Teradata benefited from the accelerating trend toward “cloud computing,” in which businesses manage data and applications over the Internet.The fund also benefited from underweighted exposure to large, slower-growing technology companies such as Microsoft—and no exposure to Cisco Systems—that appear to have missed the cloud computing trend.

The health care sector led the S&P 500 Index during the reporting period, and the fund achieved above-average returns in the sector

4

through successful stock selections. Holdings such as Baxter International, Covidien, Zimmer Holdings and Agilent Technologies bounced back from previous weakness as industry utilization rates increased and investors flocked to traditionally defensive investments. Drug producer Watson Pharmaceuticals advanced after capturing market share and receiving approvals for a number of new generic medicines. In the energy sector, overweighted exposure to natural gas producers bolstered results as commodity prices climbed, benefiting companies such as QEP Resources and Southwestern Energy. Investors responded positively to Plains Exploration & Production Company’s announcement of the sale of its deep-water properties in the Gulf of Mexico, and Halliburton gained value as drilling activity intensified.

Seeking Opportunities in a Choppy Economic Recovery

We expect the U.S. economic rebound to persist fitfully amid significant headwinds over the remainder of 2011, leading us to conclude that investors will continue to favor large-cap companies with solid business fundamentals and strong growth prospects.We have found a number of opportunities in the energy and information technology sectors, but fewer in the consumer staples, utilities and telecommunications services sectors.

July 15, 2011

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on the redemption of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results.
Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement through May 1, 2012, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Equity Fund from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.37	$ 10.38	$ 3.98
Ending value (after expenses)	$1,055.70	$1,052.60	$1,058.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.26	$ 10.19	$ 3.91
Ending value (after expenses)	$1,018.60	$1,014.68	$1,020.93

† Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 2.04% for Class C and .78% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2011 (Unaudited)

Common Stocks—99.4%	Shares	Value ($)
Consumer Discretionary—9.3%
Amazon.com	12,600 [a]	2,576,574
Carnival	63,500	2,389,505
International Game Technology	99,650	1,751,847
Johnson Controls	82,850	3,451,531
Lowe’s	104,110	2,426,804
Walt Disney	85,350	3,332,064
Yum! Brands	35,570	1,964,887
		17,893,212
Consumer Staples—10.0%
Avon Products	34,190	957,320
Coca-Cola	53,500	3,600,015
Costco Wholesale	25,580	2,078,119
Kraft Foods, Cl. A	86,540	3,048,804
PepsiCo	29,950	2,109,378
Philip Morris International	22,760	1,519,685
Procter & Gamble	48,765	3,099,991
Walgreen	64,200	2,725,932
		19,139,244
Energy—14.3%
Cameron International	61,700 [a,b]	3,102,893
Chevron	25,300	2,601,852
Exxon Mobil	80,290	6,534,000
Halliburton	43,900 [c]	2,238,900
Newfield Exploration	24,800 [a]	1,686,896
Plains Exploration & Production	47,890 [a]	1,825,567
QEP Resources	53,510	2,238,323
Schlumberger	22,030	1,903,392
Southwestern Energy	59,490 [a,c]	2,550,931
Valero Energy	108,600	2,776,902
		27,459,656
Financial—15.3%
Allstate	90,800	2,772,124
American Express	52,445	2,711,407
BB&T	108,400	2,909,456

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Citigroup	98,840	4,115,698
Invesco	111,546	2,610,176
JPMorgan Chase & Co.	111,420	4,561,535
PNC Financial Services Group	45,410	2,706,890
State Street	44,170	1,991,625
U.S. Bancorp	89,150	2,274,217
Wells Fargo & Co.	94,700	2,657,282
		29,310,410
Health Care—12.2%
Agilent Technologies	43,480 [a]	2,222,263
Baxter International	47,800	2,853,182
Cardinal Health	52,580	2,388,184
Covidien	43,400	2,310,182
Hospira	46,480 [a,b]	2,633,557
Pfizer	187,900	3,870,740
Shire, ADR	24,000	2,261,040
Watson Pharmaceuticals	34,750 [a,b]	2,388,368
Zimmer Holdings	40,350 [a]	2,550,120
		23,477,636
Industrial—11.4%
Caterpillar	34,940	3,719,712
Deere & Co.	27,100	2,234,395
Eaton	43,200	2,222,640
Emerson Electric	46,850	2,635,313
General Electric	130,830	2,467,454
Honeywell International	44,070	2,626,131
Union Pacific	27,000	2,818,800
United Technologies	34,970	3,095,195
		21,819,640
Information Technology—20.1%
Accenture, Cl. A	30,770	1,859,123
Acme Packet	32,260 [a]	2,262,394

8

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Apple	22,520 [a]	7,559,288
Baidu, ADR	12,700 [a]	1,779,651
EMC	116,900 [a]	3,220,595
Intel	104,100	2,306,856
International Business Machines	25,370	4,352,224
NXP Semiconductors	109,080	2,915,708
Riverbed Technology	51,500 [a]	2,038,885
Rovi	39,600 [a,b]	2,271,456
Salesforce.com	21,180 [a]	3,155,396
Taiwan Semiconductor
Manufacturing, ADR	132,650 [b]	1,672,717
Teradata	51,010 [a]	3,070,802
		38,465,095
Materials—3.8%
Air Products & Chemicals	28,200	2,695,356
Celanese, Ser. A	50,300 [b]	2,681,493
Freeport-McMoRan Copper & Gold	36,280	1,919,212
		7,296,061
Telecommunication Services—1.9%
AT&T	73,280	2,301,725
Verizon Communications	34,910	1,299,699
		3,601,424
Utilities—1.1%
Sempra Energy	40,350	2,133,708
Total Common Stocks
(cost $164,371,444)		190,596,086

Other Investment—1.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,218,000)	3,218,000 [d]	3,218,000

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—5.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $9,609,382)	9,609,382 [d]	9,609,382
Total Investments (cost $177,198,826)	106.1%	203,423,468
Liabilities, Less Cash and Receivables	(6.1%)	(11,746,751)
Net Assets	100.0%	191,676,717

ADR—American Depository Receipts
a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2011, the value of the fund’s securities on loan was $9,538,962 and the value of the collateral held by the fund was $9,609,382.
c Held by a broker as collateral for open options written.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	20.1	Consumer Discretionary	9.3
Financial	15.3	Money Market Investments	6.7
Energy	14.3	Materials	3.8
Health Care	12.2	Telecommunication Services	1.9
Industrial	11.4	Utilities	1.1
Consumer Staples	10.0		106.1

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF OPTIONS WRITTEN
June 30, 2011 (Unaudited)

	Number of
	Contracts	Value ($)
Call Options:
Halliburton,
August 2011 @ $52.5	100 [a]	(17,300)
Southwestern Energy,
September 2011 @ $45	150 [a]	(20,700)
(premiums received $36,709)		(38,000)

a Non-income producing security.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $9,538,962)—Note 1(b):
Unaffiliated issuers		164,371,444	190,596,086
Affiliated issuers		12,827,382	12,827,382
Cash			160,730
Receivable for investment securities sold			591,256
Dividends and interest receivable			306,760
Receivable for shares of Common Stock subscribed			155,195
Prepaid expenses			18,004
			204,655,413
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			114,518
Liability for securities on loan—Note 1(b)			9,609,382
Payable for investment securities purchased			3,032,813
Payable for shares of Common Stock redeemed			136,666
Outstanding options written, at value (premiums received
$36,709)—See Statement of Options Written—Note 4			38,000
Accrued expenses			47,317
			12,978,696
Net Assets ($)			191,676,717
Composition of Net Assets ($):
Paid-in capital			226,501,269
Accumulated undistributed investment income—net			844,432
Accumulated net realized gain (loss) on investments			(61,892,335)
Accumulated net unrealized appreciation (depreciation)
on investments and options transactions			26,223,351
Net Assets ($)			191,676,717

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	548,481	83,181	191,045,055
Shares Outstanding	49,989	7,414	16,633,947
Net Asset Value Per Share ($)	10.97	11.22	11.49

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $13,603 foreign taxes withheld at source):
Unaffiliated issuers	1,609,903
Affiliated issuers	968
Income from securities lending—Note 1(b)	1,904
Total Income	1,612,775
Expenses:
Management fee—Note 3(a)	690,538
Professional fees	23,056
Registration fees	20,091
Shareholder servicing costs—Note 3(c)	17,283
Directors’ fees and expenses—Note 3(d)	9,940
Custodian fees—Note 3(c)	7,624
Prospectus and shareholders’ reports	6,465
Loan commitment fees—Note 2	1,579
Distribution fees—Note 3(b)	282
Interest expense—Note 2	174
Miscellaneous	6,087
Total Expenses	783,119
Less—reduction in expenses due to undertaking—Note 3(a)	(15,930)
Less—reduction in fees due to earnings credits—Note 3(c)	(44)
Net Expenses	767,145
Investment Income—Net	845,630
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	8,501,272
Net realized gain (loss) on options transactions	45,357
Net Realized Gain (Loss)	8,546,629
Net unrealized appreciation (depreciation) on investments	2,059,105
Net unrealized appreciation (depreciation) on options transactions	(1,291)
Net Unrealized Appreciation (Depreciation)	2,057,814
Net Realized and Unrealized Gain (Loss) on Investments	10,604,443
Net Increase in Net Assets Resulting from Operations	11,450,073

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Operations ($):
Investment income—net	845,630	1,819,024
Net realized gain (loss) on investments	8,546,629	7,627,646
Net unrealized appreciation
(depreciation) on investments	2,057,814	17,565,021
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,450,073	27,011,691
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(3,419)	(2,593)
Class C Shares	(146)	(465)
Class I Shares	(1,815,186)	(2,333,419)
Total Dividends	(1,818,751)	(2,336,477)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	291,451	136,510
Class C Shares	25,084	11,001
Class I Shares	15,976,114	27,234,744
Dividends reinvested:
Class A Shares	3,385	2,438
Class C Shares	89	383
Class I Shares	305,083	395,348
Cost of shares redeemed:
Class A Shares	(141,374)	(79,009)
Class C Shares	(38)	(165)
Class I Shares	(29,813,090)	(41,869,393)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(13,353,296)	(14,168,143)
Settlement payment from
unaffiliated third party†	—	137,539
Total Increase (Decrease) in Net Assets	(3,721,974)	10,644,610
Net Assets ($):
Beginning of Period	195,398,691	184,754,081
End of Period	191,676,717	195,398,691
Undistributed investment income—net	844,432	1,817,553

14

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Capital Share Transactions:
Class A
Shares sold	27,001	15,127
Shares issued for dividends reinvested	311	258
Shares redeemed	(13,114)	(8,229)
Net Increase (Decrease) in Shares Outstanding	14,198	7,156
Class C
Shares sold	2,273	1,225
Shares issued for dividends reinvested	8	40
Shares redeemed	(4)	(17)
Net Increase (Decrease) in Shares Outstanding	2,277	1,248
Class I
Shares sold	1,410,020	2,742,614
Shares issued for dividends reinvested	26,809	40,219
Shares redeemed	(2,610,197)	(4,296,121)
Net Increase (Decrease) in Shares Outstanding	(1,173,368)	(1,513,288)

† See Note 5.
See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class A and Class I shares represents the financial highlights of the Class A and Institutional shares, respectively of the fund’s predecessor, BNY Hamilton Large Cap Equity Fund (“Hamilton Large Cap Equity Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Class A and Class I shares thereafter. Before the fund commenced operations, all of the assets of the Hamilton Large Cap Equity Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

Six Months Ended
June 30, 2011			Year Ended December 31,
Class A Shares†	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	10.45	9.14	7.16	14.61	14.42	13.35
Investment Operations:
Investment income—net[a]	.02	.03	.05	.12	.10	.10
Net realized and unrealized
gain (loss) on investments	.56	1.35	1.93	(6.80)	1.48	2.03
Total from Investment Operations	.58	1.38	1.98	(6.68)	1.58	2.13
Distributions:
Dividends from
investment income—net	(.06)	(.08)	—	(.09)	(.10)	(.08)
Dividends from net realized
gain on investments	—	—	—	(.56)	(1.29)	(.98)
Return of capital	—	—	—	(.12)	—	—
Total Distributions	(.06)	(.08)	—	(.77)	(1.39)	(1.06)
Settlement payment from
unaffiliated third party	—	.01	—	—	—	—
Net asset value, end of period	10.97	10.45	9.14	7.16	14.61	14.42
Total Return (%)[b]	5.57[c]	15.23[d]	27.62	(47.50)	10.94	16.11
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.25[e]	2.04	3.75	1.11	1.04	1.03
Ratio of net expenses
to average net assets	1.25[e]	1.50	1.50	1.03	1.04	1.03
Ratio of net investment income
to average net assets	.40[e]	.30	.61	.99	.69	.69
Portfolio Turnover Rate	23.68[c]	43.92	59.68	77	66	53
Net Assets, end of period
($ x 1,000)	548	374	262	170	27,391	28,389

†	Represents information for Class A shares of the fund’s predecessor, BNY Hamilton Large Cap Equity Fund, through September 12, 2008.
a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	If settlement payment from unaffiliated third party was not made, total return would have been 15.12%.
e	Annualized.
See notes to financial statements.

16

Six Months Ended
	June 30, 2011	Year Ended December 31,
Class C Shares	(Unaudited)	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	10.68	9.40	7.38	11.05
Investment Operations:
Investment income (loss)—net[b]	(.02)	(.02)	(.00)[c]	.02
Net realized and unrealized
gain (loss) on investments	.58	1.39	2.02	(3.69)
Total from Investment Operations	.56	1.37	2.02	(3.67)
Distributions:
Dividends from investment income—net	(.02)	(.09)	—	—
Settlement payment from
unaffiliated third party	—	.00[c]	—	—
Net asset value, end of period	11.22	10.68	9.40	7.38
Total Return (%)[d]	5.26[e]	14.69[f]	27.37	(33.21)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.04[g]	2.02	2.26	1.88[g]
Ratio of net expenses to average net assets	2.04[g]	1.98	2.02	1.86[g]
Ratio of net investment income
(loss) to average net assets	(.40)[g]	(.18)	(.02)	.85[g]
Portfolio Turnover Rate	23.68[e]	43.92	59.68	77
Net Assets, end of period ($ x 1,000)	83	55	37	7

a	From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	The impact of the settlement payment from unaffiliated third party on total return amounted to less than .01%.
g	Annualized.
See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2011			Year Ended December 31,
Class I Shares†	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	10.95	9.55	7.40	14.66	14.46	13.38
Investment Operations:
Investment income—net[a]	.05	.10	.11	.16	.14	.13
Net realized and unrealized
gain (loss) on investments	.59	1.41	2.04	(6.63)	1.49	2.05
Total from Investment Operations	.64	1.51	2.15	(6.47)	1.63	2.18
Distributions:
Dividends from
investment income—net	(.10)	(.12)	—	(.11)	(.14)	(.12)
Dividends from net realized
gain on investments	—	—	—	(.56)	(1.29)	(.98)
Return of capital	—	—	—	(.12)	—	—
Total Distributions	(.10)	(.12)	—	(.79)	(1.43)	(1.10)
Settlement payment from
unaffiliated third party	—	.01	—	—	—	—
Net asset value, end of period	11.49	10.95	9.55	7.40	14.66	14.46
Total Return (%)	5.88[b]	16.09[c]	29.05	(45.91)	11.27	16.43
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.79[d]	.80	.86	.80	.79	.78
Ratio of net expenses
to average net assets	.78[d]	.77	.78	.79	.79	.78
Ratio of net investment income
to average net assets	.86[d]	1.02	1.37	1.41	.94	.93
Portfolio Turnover Rate	23.68[b]	43.92	59.68	77	66	53
Net Assets, end of period
($ x 1,000)	191,045	194,970	184,456	204,051	401,002	385,132

†	Represents information for Institutional shares of the fund’s predecessor, BNY Hamilton Large Cap Equity Fund, through September 12, 2008.
a	Based on average shares outstanding at each month end.
b	Not annualized.
c	If settlement payment from unaffiliated third party was not made, total return would have been 15.99%.
d	Annualized.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Large Cap Equity Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 250 million shares of $.001 par value Common Stock.The fund currently offers three Classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of June 30, 2011, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 904 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset

20

value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	184,882,678	—	—	184,882,678
Equity Securities—
Foreign†	5,713,408	—	—	5,713,408
Mutual Funds	12,827,382	—	—	12,827,382
Liabilities ($)
Other Financial
Instruments:
Options Written	(38,000)	—	—	(38,000)
† See Statement of Investments for additional detailed categorizations.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements

22

as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at June 30, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition,ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2011, The Bank of New York Mellon earned $816 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2010 ($)	Purchases ($)	Sales ($)	6/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,448,000	15,715,000	13,945,000	3,218,000	1.7
Dreyfus
Institutional
Cash
Advantage
Fund	—	65,916,802	56,307,420	9,609,382	5.0
Total	1,448,000	81,631,802	70,252,420	12,827,382	6.7

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent

24

basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $70,327,360, available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2010. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2010 was as follows: ordinary income $2,336,477.The tax character of the current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2011, was approximately $25,400 with a related weighted average annualized interest rate of 1.38%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has contractually agreed from May 1, 2011 through May 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and 12b-1 fees) exceed 1.25% of the value of the average daily net assets of their class.

The Manager had contractually agreed, until May 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed .79% of the value of Class I shares average daily net assets.

In addition, the Manager had agreed, until May 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class A and Class C shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and Rule 12b-1 fees) did not exceed 1.25% of the value of Class A and Class C shares average daily net assets.

26

The reduction in expenses, pursuant to the undertakings, amounted to $15,930 during the period ended June 30, 2011.

During the period ended June 30, 2011, the Distributor retained $294 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2011, Class C shares were charged $282 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2011, Class A and Class C shares were charged $706 and $94, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2011, the fund was charged $6,327 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2011, the fund was charged $944 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $44.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2011, the fund was charged $7,624 pursuant to the custody agreement.

During the period ended June 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $106,187, Rule 12b-1 distribution plan fees $49, shareholder services plan fees $129, custodian fees $3,816, chief compliance officer fees $2,259 and transfer agency per account fees $2,080, which are offset against an expense reimbursement currently in effect in the amount of $2.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and options transactions, during the period ended June 30, 2011, amounted to $46,891,623 and $59,773,114, respectively.

Options: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, or as a substitute for an investment.The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts.A

28

call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

  The following summarizes the fund’s call/put options written during the period ended June 30, 2011:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
December 31, 2010	—	—
Contracts written	691	106,737
Contracts terminated:
Contracts closed	441	70,028	24,671	45,357
Contracts Outstanding
June 30, 2011	250	36,709

  The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2011:

Average Market Value ($)
Equity options contracts	20,564

At June 30, 2011, accumulated net unrealized appreciation on investments was $26,224,642, consisting of $31,262,515 gross unrealized appreciation and $5,037,873 gross unrealized depreciation.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Other:

During the period ended December 31, 2010, the fund received a regulatory settlement payment of $137,539 from an unaffiliated third party which is included in the Statement of Changes in Net Assets.

30

NOTES

Dreyfus Large Cap Growth Fund

SEMIANNUAL REPORT June 30, 2011

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Options Written
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Large Cap Growth Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large Cap Growth Fund, covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook. The U.S. and global economies continued to grow over the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment. As a result, U.S. stocks generally produced only modest gains over the first half of the year.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

July 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by Irene D. O’Neill, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, Dreyfus Large Cap Growth Fund’s Class A shares produced a total return of 6.55%, Class C shares returned 6.15% and Class I shares returned 6.88%.1 In comparison, the Russell 1000 Growth Index (the “Index”), the fund’s benchmark, achieved a total return of 6.83%.2

Although stocks rallied early in the year as an economic recovery appeared to gain traction, renewed concerns later caused the market to give back some of its previous gains.The fund’s returns were roughly in line with its benchmark, as strong performance in the information technology, materials and industrials sectors was balanced by shortfalls in the consumer discretionary, financials and energy sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of large-capitalization companies with market capitalizations of $5 billion or more at the time of purchase.

The fund invests primarily in large, established companies that we believe have proven track records and the potential for superior relative earnings growth.The investment process begins with a “top-down” assessment of broad economic, political and social trends and their implications for different market and industry sectors. Fundamental research is used to identify companies with the potential for accelerating earnings and revenue growth, favorable market positions, improving operating efficiencies, and/or increasing earnings per share.

Shifting Sentiment Sparked Heightened Volatility

Investors’ outlooks had improved dramatically by the start of 2011 due to improvements in employment, consumer spending and corporate earnings, sending stock prices broadly higher. However, the rally was

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

interrupted in February when political unrest in North Africa/Middle East led to sharply rising energy prices, and in March when devastating natural and nuclear disasters in Japan threatened one of the world’s largest economies. Nonetheless, investors proved resilient, and stocks bounced back from these unexpected shocks.

In late April, investor sentiment began to deteriorate in earnest when Greece appeared headed for default on its sovereign debt and a contentious debate regarding U.S. government spending and borrowing intensified. Stocks suffered bouts of heightened volatility as newly risk-averse investors shifted their focus from economically sensitive industry groups to those that historically have held up well under uncertain economic conditions.

Security Selections Produced Mixed Results

The fund’s investments in the information technology sector produced particularly strong relative performance due to solid stock selection. Successful stock selections included semiconductor manufacturer ARM Holdings, which advanced due to greater adoption of smartphones containing its microchips. Software and business analytics specialist Teradata and communications equipment maker Acme Packet benefited from the trend toward “cloud computing,” in which businesses manage data and applications over the Internet. Search engine Baidu grew more rapidly after Google’s exit from the Chinese market. The fund also benefited from underweighted exposure to large technology companies—and no exposure to Cisco Systems—that appear to have missed the cloud computing trend.

Results in the materials sector were boosted by iron ore producer Cliffs Natural Resources, which benefited from the industry’s limited mining capacity and a change in the pricing methodology for iron ore.Among industrial companies, aerospace giants Honeywell International and Boeing encountered rising orders for commercial aircraft, while heavy equipment maker Caterpillar and transportation company Union Pacific benefited from improved domestic industrial production trends. In the health care sector, holdings such as Baxter International, Covidien, Zimmer Holdings and Agilent Technologies bounced back from previous weakness as industry utilization rates improved. Drug producer Watson Pharmaceuticals advanced after capturing market share and receiving approvals for a number of new generic medicines.

Disappointments during the reporting period were concentrated mainly in the consumer discretionary sector, where cruise line Carnival suffered when oil prices climbed and itineraries needed to be rerouted due to political instability in North Africa. In addition, mass merchandiser Target was hurt by weaker consumer spending among its customer base. Results from the financials sector were hindered by municipal bond insurer Assured Guaranty, which suffered when a major bond rating agency changed its evaluation methodologies, and by banking giant Citigroup, which was hurt by volatile capital markets and concerns regarding regulatory capital requirements. In the energy sector, Forest Oil lagged amid disappointing production volumes at some of its properties, and Newfield Exploration was punished when investors worried that the company overpaid for a recent acquisition.

Seeking Opportunities in a Choppy Economic Recovery

We expect the U.S. economic rebound to persist fitfully amid significant headwinds over the remainder of 2011, leading us to conclude that investors will continue to favor large-cap companies with solid business fundamentals and strong growth prospects.We have found a number of opportunities in the energy and information technology sectors, but fewer in the consumer discretionary, utilities and telecommunications services sectors.

July 15, 2011

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on the redemption of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results.
Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through May 1,
2012, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index return does not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Growth Fund from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.81	$ 11.50	$ 4.57
Ending value (after expenses)	$1,065.50	$1,061.50	$1,068.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.66	$ 11.23	$ 4.46
Ending value (after expenses)	$1,018.20	$1,013.64	$1,020.38

† Expenses are equal to the fund’s annualized expense ratio of 1.33% for Class A, 2.25% for Class C and .89% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2011 (Unaudited)

Common Stocks—99.7%	Shares	Value ($)
Consumer Discretionary—14.6%
Amazon.com	4,750 [a]	971,327
Arcos Dorados Holdings, Cl. A	15,600	329,004
Carnival	16,360	615,627
Colgate-Palmolive	6,150	537,571
International Game Technology	33,310	585,590
Las Vegas Sands	14,800 [a]	624,708
Polo Ralph Lauren	3,600 [b]	477,396
Time Warner Cable	14,300	1,115,972
Viacom, Cl. B	12,580	641,580
Walt Disney	21,380	834,675
Yum! Brands	13,640	753,474
		7,486,924
Consumer Staples—8.8%
Coca-Cola	19,660	1,322,921
Costco Wholesale	6,700	544,308
Kellogg	11,070	612,392
PepsiCo	11,090	781,069
Philip Morris International	7,940	530,154
Walgreen	16,400	696,344
		4,487,188
Energy—12.2%
Cabot Oil & Gas	8,300	550,373
Cameron International	17,700 [a]	890,133
Exxon Mobil	17,090	1,390,784
Halliburton	17,600 [c]	897,600
Newfield Exploration	10,450 [a]	710,809
QEP Resources	12,700	531,241
Schlumberger	7,210	622,944
Southwestern Energy	15,610 [a,c]	669,357
		6,263,241

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial—4.3%
Citigroup	15,200	632,928
Digital Realty Trust	8,100 [d]	500,418
Invesco	25,128	587,995
Validus Holdings	15,300	473,535
		2,194,876
Health Care—11.8%
Agilent Technologies	11,240 [a]	574,476
Allscripts Healthcare Solutions	21,700 [a]	421,414
Amylin Pharmaceuticals	48,200 [a]	643,952
Baxter International	13,100	781,939
Cardinal Health	12,080	548,674
Covidien	11,800	628,114
Hospira	12,300 [a]	696,918
Mead Johnson Nutrition	8,300	560,665
Shire, ADR	6,450	607,655
Zimmer Holdings	9,530 [a]	602,296
		6,066,103
Industrial—14.0%
Boeing	10,300	761,479
Caterpillar	10,860	1,156,156
Danaher	12,760	676,152
Dover	13,800	935,640
Honeywell International	18,070	1,076,791
Parker Hannifin	10,390	932,399
Union Pacific	7,480	780,912
United Technologies	9,590	848,811
		7,168,340
Information Technology—27.4%
Accenture, Cl. A	12,100	731,082
Acme Packet	8,880 [a,b]	622,754

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Apple	8,070 [a]	2,708,857
ARM Holdings, ADR	26,060 [b]	740,886
Baidu, ADR	5,700 [a]	798,741
Broadcom, Cl. A	11,730	394,597
Cognizant Technology Solutions, Cl. A	6,290 [a]	461,309
Google, Cl. A	1,020 [a]	516,508
International Business Machines	9,630	1,652,026
NXP Semiconductors	22,660	605,702
Red Hat	11,200 [a]	514,080
Riverbed Technology	19,010 [a]	752,606
Rovi	13,950 [a]	800,172
Salesforce.com	8,110 [a,b]	1,208,228
Teradata	12,720 [a]	765,744
VMware, Cl. A	7,820 [a]	783,799
		14,057,091
Materials—5.2%
Celanese, Ser. A	14,600	778,326
Cliffs Natural Resources	12,570	1,162,096
Praxair	6,860	743,555
		2,683,977
Telecommunications—1.4%
Qualcomm	13,050	741,110
Total Common Stocks
(cost $41,471,625)		51,148,850

Other Investment—.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $268,000)	268,000 [e]	268,000

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—5.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $2,811,344)	2,811,344 [e]	2,811,344
Total Investments (cost $44,550,969)	105.7%	54,228,194
Liabilities, Less Cash and Receivables	(5.7%)	(2,928,043)
Net Assets	100.0%	51,300,151

ADR—American Depository Receipts
a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2011, the value of the fund’s securities on loan was $2,785,277 and the value of the collateral held by the fund was $2,811,344.
c Held by a broker as collateral for open options written.
d Investment in real estate investment trust.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	27.4	Money Market Investments	6.0
Consumer Discretionary	14.6	Materials	5.2
Industrial	14.0	Financial	4.3
Energy	12.2	Telecommunications	1.4
Health Care	11.8
Consumer Staples	8.8		105.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
June 30, 2011 (Unaudited)

	Number of
	Contracts	Value ($)
Call Options:
Halliburton,
August 2011 @ $52.5	40 [a]	(6,920)
Southwestern Energy,
September 2011 @ $45	50 [a]	(6,900)
(premiums received $13,360)		(13,820)

a Non-income producing security.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,785,277)—Note 1(b):
Unaffiliated issuers		41,471,625	51,148,850
Affiliated issuers		3,079,344	3,079,344
Cash			4,472
Receivable for investment securities sold			2,647,386
Dividends and interest receivable			36,603
Receivable for shares of Common Stock subscribed			35
Prepaid expenses			20,077
			56,936,767
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			35,409
Liability for securities on loan—Note 1(b)			2,811,344
Payable for investment securities purchased			2,719,659
Outstanding options written, at value (premiums received
$13,360)—See Statement of Options Written—Note 4			13,820
Payable for shares of Common Stock redeemed			10,000
Interest payable—Note 2			82
Accrued expenses			46,302
			5,636,616
Net Assets ($)			51,300,151
Composition of Net Assets ($):
Paid-in capital			47,044,505
Accumulated undistributed investment income—net			55,684
Accumulated net realized gain (loss) on investments			(5,476,803)
Accumulated net unrealized appreciation (depreciation)
on investments and options transactions			9,676,765
Net Assets ($)			51,300,151

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	748,048	111,604	50,440,499
Shares Outstanding	102,887	15,404	6,809,805
Net Asset Value Per Share ($)	7.27	7.25	7.41

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $277 foreign taxes withheld at source):
Unaffiliated issuers	304,007
Affiliated issuers	259
Income from securities lending—Note 1(b)	1,164
Total Income	305,430
Expenses:
Management fee—Note 3(a)	193,548
Registration fees	19,911
Auditing fees	19,289
Prospectus and shareholders’ reports	6,191
Shareholder servicing costs—Note 3(c)	5,842
Directors’ fees and expenses—Note 3(d)	4,550
Custodian fees—Note 3(c)	4,497
Legal fees	2,522
Loan commitment fees—Note 2	482
Distribution fees—Note 3(b)	345
Interest expense—Note 2	82
Miscellaneous	6,070
Total Expenses	263,329
Less—reduction in expenses due to undertaking—Note 3(a)	(14,123)
Less—reduction in fees due to earnings credits—Note 3(c)	(24)
Net Expenses	249,182
Investment Income—Net	56,248
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,978,076
Net realized gain (loss) on options transactions	13,915
Net Realized Gain (Loss)	3,991,991
Net unrealized appreciation (depreciation) on investments	(258,587)
Net unrealized appreciation (depreciation) on options transactions	(460)
Net Urealized Appreciation (Depreciation)	(259,047)
Net Realized and Unrealized Gain (Loss) on Investments	3,732,944
Net Increase in Net Assets Resulting from Operations	3,789,192
See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Operations ($):
Investment income—net	56,248	307,250
Net realized gain (loss) on investments	3,991,991	11,437,550
Net unrealized appreciation
(depreciation) on investments	(259,047)	(1,796,783)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,789,192	9,948,017
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,801)	(1,212)
Class C Shares	—	(98)
Class I Shares	(304,502)	(599,892)
Total Dividends	(306,303)	(601,202)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	351,097	182,053
Class C Shares	60,910	27,473
Class I Shares	1,298,029	5,967,597
Dividends reinvested:
Class A Shares	1,792	1,130
Class C Shares	—	89
Class I Shares	93,461	165,638
Cost of shares redeemed:
Class A Shares	(119,645)	(47,463)
Class C Shares	(5,218)	(61,817)
Class I Shares	(10,473,304)	(51,264,910)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(8,792,878)	(45,030,210)
Settlement payment from
unaffiliated third party†	—	129,204
Total Increase (Decrease) in Net Assets	(5,309,989)	(35,554,191)
Net Assets ($):
Beginning of Period	56,610,140	92,164,331
End of Period	51,300,151	56,610,140
Undistributed investment income—net	55,684	305,739

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Capital Share Transactions:
Class A
Shares sold	49,899	30,017
Shares issued for dividends reinvested	249	184
Shares redeemed	(16,749)	(7,624)
Net Increase (Decrease) in Shares Outstanding	33,399	22,577
Class C
Shares sold	8,474	4,399
Shares issued for dividends reinvested	—	14
Shares redeemed	(736)	(10,656)
Net Increase (Decrease) in Shares Outstanding	7,738	(6,243)
Class I
Shares sold	180,432	976,707
Shares issued for dividends reinvested	12,786	26,544
Shares redeemed	(1,428,112)	(8,176,874)
Net Increase (Decrease) in Shares Outstanding	(1,234,894)	(7,173,623)

† See Note 5.
See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class A and Class I shares represents the financial highlights of the Class A and Institutional shares, repectively, of the fund’s predecessor, BNY Hamilton Large Cap Growth Fund (“Hamilton Large Cap Growth Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Class A and Class I shares thereafter. Before the fund commenced operations, all of the assets of the Hamilton Large Cap Growth Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

Six Months Ended
June 30, 2011			Year Ended December 31,
Class A Shares†	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	6.84	5.94	4.40	8.10	7.64	7.65
Investment Operations:
Investment income (loss)—net[a]	(.01)	(.01)	.01	.02	.01	.00[b]
Net realized and unrealized
gain (loss) on investments	.46	.92	1.53	(3.28)	1.35	.44
Total from Investment Operations	.45	.91	1.54	(3.26)	1.36	.44
Distributions:
Dividends from
investment income—net	(.02)	(.02)	—	(.01)	(.01)	(.00)[b]
Dividends from net realized
gain on investments	—	—	—	(.35)	(.89)	(.45)
Return of capital	—	—	—	(.08)	—	—
Total Distributions	(.02)	(.02)	—	(.44)	(.90)	(.45)
Settlement payment
from unaffiliated third party	—	.01	—	—	—	—
Net asset value, end of period	7.27	6.84	5.94	4.40	8.10	7.64
Total Return (%)[c]	6.55[d]	15.60[e]	35.00	(41.90)	17.79	6.04
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.33[f]	1.66	2.37	1.10	1.10	1.09
Ratio of net expenses
to average net assets	1.33[f]	1.51	1.47	1.10	1.10	1.09
Ratio of net investment income
(loss) to average net assets	(.20)[f]	(.13)	.12	.20	.10	.06
Portfolio Turnover Rate	34.86[d]	63.42	82.53	78	52	51
Net Assets, end of period
($ x 1,000)	748	475	279	7	4,127	5,487

†	Represents information for Class A shares of the fund’s predecessor, Hamilton Large Cap Growth Fund, through
September 12, 2008.
a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	If settlement payment from unaffiliated third party was not made, total return would have been 15.43%.
f	Annualized.
See notes to financial statements.

Six Months Ended
	June 30, 2011	Year Ended December 31,
Class C Shares	(Unaudited)	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	6.83	5.95	4.43	6.42
Investment Operations:
Investment income (loss)—net[b]	(.04)	(.05)	(.03)	.00[c]
Net realized and unrealized
gain (loss) on investments	.46	.93	1.55	(1.99)
Total from Investment Operations	.42	.88	1.52	(1.99)
Distributions:
Dividends from investment income—net	—	(.01)	—	—
Settlement payment from
unaffiliated third party	—	.01	—	—
Net asset value, end of period	7.25	6.83	5.95	4.43
Total Return (%)[d]	6.15[e]	15.10[f]	34.09	(31.00)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.31[g]	2.16	2.06	2.01[g]
Ratio of net expenses to average net assets	2.25[g]	2.16	2.06	1.91[g]
Ratio of net investment income
(loss) to average net assets	(1.14)[g]	(.81)	(.48)	.04[g]
Portfolio Turnover Rate	34.86[e]	63.42	82.53	78
Net Assets, end of period ($ x 1,000)	112	52	83	12

a	From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	If settlement payment from unaffiliated third party was not made, total return would have been 14.76%.
g	Annualized.
See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2011			Year Ended December 31,
Class I Shares†	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	6.97	6.03	4.44	8.20	7.72	7.73
Investment Operations:
Investment income—net[a]	.01	.03	.04	.04	.03	.02
Net realized and unrealized
gain (loss) on investments	.47	.94	1.55	(3.34)	1.37	.45
Total from Investment Operations	.48	.97	1.59	(3.30)	1.40	.47
Distributions:
Dividends from
investment income—net	(.04)	(.04)	—	(.03)	(.03)	(.03)
Dividends from net realized
gain on investments	—	—	—	(.35)	(.89)	(.45)
Return of capital	—	—	—	(.08)	—	—
Total Distributions	(.04)	(.04)	—	(.46)	(.92)	(.48)
Settlement payment from
unaffiliated third party	—	.01	—	—	—	—
Net asset value, end of period	7.41	6.97	6.03	4.44	8.20	7.72
Total Return (%)	6.88[b]	16.34[c]	35.81	(42.03)	18.18	6.29
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95[d]	.92	.88	.86	.85	.84
Ratio of net expenses
to average net assets	.89[d]	.88	.87	.84	.85	.84
Ratio of net investment income
to average net assets	.21[d]	.47	.75	.61	.34	.30
Portfolio Turnover Rate	34.86[b]	63.42	82.53	78	52	51
Net Assets, end of period
($ x 1,000)	50,440	56,083	91,803	75,292	138,729	143,479

†	Represents information for Institutional shares of the fund’s predecessor, Hamilton Large Cap Growth Fund through
September 12, 2008.
a	Based on average shares outstanding at each month end.
b	Not annualized.
c	If settlement payment from unaffiliated third party was not made, total return would have been 16.18%.
d	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Large Cap Growth Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective seeks to provide long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 250 million shares of $.001 par value Common Stock. The fund currently offers three Classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic+	49,001,568	—	—	49,001,568
Equity Securities—
Foreign+	2,147,282	—	—	2,147,282
Mutual Funds	3,079,344	—	—	3,079,344
Liabilities ($)
Other Financial
Instruments:
Options Written	(13,820)	—	—	(13,820)
† See Statement of Investments for additional detailed categorizations.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at June 30, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition,ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2011, The Bank of New York Mellon earned $499 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2010 ($)	Purchases ($)	Sales ($)	6/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	658,000	5,628,000	6,018,000	268,000.5
Dreyfus
Institutional
Cash
Advantage
Fund	1,569,094	12,209,396	10,967,146	2,811,344	5.5
Total	2,227,094	17,837,396	16,985,146	3,079,344	6.0

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $9,373,045 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2010. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2010 was as follows: ordinary income $601,202. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2011 was approximately $12,200, with a related weighted average annualized interest rate of 1.36%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has agreed, from May 1, 2011 until May 1, 2012, to waive receipt of its fee and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, shareholder services fees, Rule 12b-1 fees and extraordinary expenses) exceed 1.25% of the value of the fund’s average net assets.

The Manager had contractually agreed, until May 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed .87% of the value of Class I shares’ average daily net assets.

In addition, the Manager had agreed, until May 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class A and Class C shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, shareholder services fees, Rule 12b-1 fees and extraordinary expenses) did not exceed 1.25% of the value of Class A and Class C shares’ average daily net assets.

The reduction in expenses, pursuant to the undertakings, amounted to $14,123 during the period ended June 30, 2011.

During the period ended June 30, 2011, the Distributor retained $311 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2011, Class C shares were charged $345 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2011, Class A and Class C shares were charged $866 and $115, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2011, the fund was charged $3,116 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2011, the fund was charged $518 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $24.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2011, the fund was charged $4,497 pursuant to the custody agreement.

During the period ended June 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $28,775, Rule 12b-1 distribution plan fees $67, shareholder services plan fees $169, custodian fees $3,000, chief compliance officer fees $2,259 and transfer agency per account fees $1,144, which are offset against an expense reimbursement currently in effect in the amount of $5.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and options transactions, during the period ended June 30, 2011, amounted to $19,346,708 and $27,936,099, respectively.

Options: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates or as a substitute for an invest-ment.The fund is subject to interest rate risk in the course of pursuing its investment objectives through its investments in options contracts.A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

 The following summarizes the fund’s call/put options written during the period ended June 30, 2011:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
December 31, 2010	—	—
Contracts written	227	34,826
Contracts terminated:
Contracts closed	137	21,466	7,551	13,915
Contracts outstanding
June 30, 2011	90	13,360

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2011:

Average Market Value ($)
Equity options contracts	6,876

At June 30, 2011, accumulated net unrealized appreciation on investments was $9,677,225, consisting of $10,320,769 gross unrealized appreciation and $643,544 gross unrealized depreciation.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Other:

During the period ended December 31, 2010, the fund received a regulatory settlement payment of $129,204 from an unaffiliated third party which is included in the Statement of Changes in Net Assets.

NOTES

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Large Cap Value Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Large Cap Value Fund, covering the six-month period from January 1, 2011, through June 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although 2011 began on an optimistic note amid encouraging economic data, by midyear investors returned to a more cautious outlook. The U.S. and global economies continued to grow over the reporting period, but at a relatively sluggish pace. First, manufacturing activity proved unsustainably strong in late 2010 and early 2011, leading to a subsequent slowdown in new orders. Second, turmoil in the Middle East drove oil prices higher and produced an inflationary drag on real incomes.Third, natural and nuclear disasters in Japan added to upward pressure on energy prices, and these unexpected events disrupted the global supply chain, especially in the automotive sector. Finally, in the United States, disappointing labor and housing markets weighed on investor sentiment. As a result, U.S. stocks generally produced only modest gains over the first half of the year.

We expect economic conditions to improve over the second half of 2011. Inflationary pressures appear to be peaking in most countries, including the United States, and we have already seen energy prices retreat from their highs. In addition, a successful resolution to the current debate regarding government spending and borrowing, without major fiscal tightening over the near term, should help avoid a serious disruption to the domestic economy. To assess how these and other developments may affect your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2011, through June 30, 2011, as provided by Brian Ferguson, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2011, Dreyfus Large Cap Value Fund’s Class A shares produced a total return of 5.09%, Class C shares returned 4.67% and Class I shares returned 5.34%.1 In comparison, the fund’s benchmark, the Russell 1000 Value Index (the “Index”), produced a total return of 5.92% for the same period.2

Stocks generally rallied early in the year as an economic recovery appeared to gain traction, but renewed concerns later caused the market to give back some of its previous gains.The fund produced returns that were lower than its benchmark, as a result of lagging returns from the consumer discretionary and energy sectors.

The Fund’s Investment Approach

The fund seeks to provide long-term capital appreciation; its secondary goal is current income. To pursue these goals, the fund normally invests at least 80% of its assets in equity securities of large capitalization companies with market capitalizations of $5 billion or more at the time of purchase.The fund invests primarily in equity securities of U.S. issuers, but may invest up to 20% of its assets in equity securities of foreign issuers, including those in emerging markets.

When choosing stocks, we focus on individual stock selection (a “bottom-up” approach) rather than forecasting stock market trends. We employ a three-step value screening process that seeks to identify the stocks of companies that are underpriced relative to their intrinsic worth or business prospects, and that exhibit sound business fundamentals, positive business momentum or a catalyst that may trigger an improving stock price.

Shifting Sentiment Sparked Heightened Market Volatility

Investors had become more optimistic by the start of 2011 due to gains in employment, consumer spending and corporate earnings, sending stock prices broadly higher. However, the market rally was interrupted

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

in February when political unrest in the Middle East led to sharply rising crude oil prices, and again in March when catastrophic natural and nuclear disasters in Japan threatened one of the world’s largest domestic economies and disrupted industrial supply chains in the global economy. Nonetheless, investors proved resilient, and the U.S. stock market rebounded from these unexpected shocks.

However, investor sentiment deteriorated in earnest in late April and May when Greece again appeared headed for default on its sovereign debt, U.S. economic data proved more disappointing than expected and a contentious debate regarding U.S. government spending and borrowing intensified. Stocks suffered bouts of heightened volatility as newly risk-averse investors shifted their focus from economically sensitive industry groups to those that historically have held up well under uncertain economic conditions. Value-oriented stocks produced slightly lower returns, on average, than growth-oriented stocks over the first half of the year.

Stock Selections Produced Mixed Results

In this choppy market environment, our security selection strategy proved especially successful in the information technology sector, where video game maker Electronic Arts achieved better-than-expected financial results at the start of a new product cycle centered on digital downloads of gaming software. In the corporate technology market, enterprise systems management specialist BMC Software and data warehousing provider Teradata benefited from the growing trend toward “cloud computing,” in which businesses manage applications and data over the Internet. Consulting services provider Accenture also advanced as more businesses sought help in building corporate data centers for cloud computing.

In the financials sector, bond rating agency Moody’s benefited as corporate bond issuance increased and litigation concerns waned in the wake of the 2008 financial crisis. Investment manager Franklin Resources gained value due to positive asset inflows to the company’s mutual funds, which helped boost profit margins.

Disappointments over the first half of 2011 included the consumer discretionary sector, where cruise line Carnival suffered shortfalls

4

stemming from higher fuel costs and the need to reroute itineraries in the Mediterranean to avoid political unrest in Northern Africa. Retailer Staples was hurt by sluggish demand for office supplies and intensifying competitive pressures. Apparel seller Guess? encountered lower same-store sales and weaker store traffic. In the energy sector, coal supplier Alpha Natural Resources declined due to higher input prices.

Finding Opportunities Among Quality Companies

Despite ongoing headwinds, we believe the economic recovery is likely to persist. Profits in some industries have returned to pre-recession levels, energy prices have begun to moderate and rebuilding in Japan could boost economic activity.

In this slow-growth environment, we expect investors to remain selective, favoring attractively valued companies with the ability to grow in a sluggish economy and avoiding those with more expensive valuations and weaker underlying business fundamentals. Our bottom-up security selection process has identified a number of opportunities in the consumer discretionary sector, where valuations of media companies appear especially attractive. Fewer stocks in the financials sector have satisfied our value-oriented investment criteria.

July 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement through May 1, 2012, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Large Cap Value Fund from January 1, 2011 to June 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2011
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.73	$ 12.89	$ 5.29
Ending value (after expenses)	$1,050.90	$1,046.70	$1,053.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2011
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.60	$ 12.67	$ 5.21
Ending value (after expenses)	$1,017.26	$1,012.20	$1,019.64

† Expenses are equal to the fund’s annualized expense ratio of 1.52% for Class A, 2.54% for Class C and 1.04% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2011 (Unaudited)

Common Stocks—100.1%	Shares	Value ($)
Consumer Discretionary—15.3%
Carnival	21,890	823,721
CBS, Cl. B	10,760	306,552
General Motors	8,673	263,312
Guess?	11,550	485,793
Home Depot	16,180	586,040
Johnson Controls	25,770	1,073,578
Newell Rubbermaid	23,800	375,564
News, Cl. A	25,440	450,288
NVR	380 [a]	275,682
Omnicom Group	35,360	1,702,938
Staples	17,650	278,870
Time Warner	24,720	899,066
Toll Brothers	11,670 [a,b]	242,036
Viacom, Cl. B	9,300	474,300
Walt Disney	20,670	806,957
		9,044,697
Consumer Staples—7.2%
ConAgra Foods	11,120	287,007
CVS Caremark	19,040	715,523
Dr. Pepper Snapple Group	17,430	730,840
Energizer Holdings	10,790 [a,b]	780,764
PepsiCo	20,740	1,460,718
Walgreen	6,650	282,359
		4,257,211
Energy—15.3%
Alpha Natural Resources	13,610 [a]	618,438
Anadarko Petroleum	17,390	1,334,856
EOG Resources	2,880	301,104
Exxon Mobil	12,960	1,054,685
Occidental Petroleum	26,310	2,737,292
QEP Resources	10,890	455,529
Schlumberger	29,770	2,572,128
		9,074,032
Exchange Traded Funds—.7%
iShares Russell 1000 Value Index Fund	6,560 [b]	447,917

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial—20.3%
American Express	6,100	315,370
Ameriprise Financial	13,120	756,762
AON	11,930	612,009
Bank of America	43,670	478,623
Capital One Financial	8,510	439,712
Citigroup	21,015	875,065
Comerica	23,050	796,839
Franklin Resources	2,400	315,096
Genworth Financial, Cl. A	34,300 [a]	352,604
JPMorgan Chase & Co.	41,610	1,703,513
Marsh & McLennan	19,210	599,160
MetLife	21,580	946,715
Moody’s	8,130 [b]	311,786
PNC Financial Services Group	9,530	568,083
Prudential Financial	9,460	601,561
SunTrust Banks	23,010	593,658
TD Ameritrade Holding	21,440	418,294
Wells Fargo & Co.	47,800	1,341,268
		12,026,118
Health Care—16.0%
Amgen	10,530 [a]	614,426
Baxter International	6,770	404,101
CIGNA	11,020	566,759
HCA Holdings	9,420	310,860
Johnson & Johnson	17,340	1,153,457
McKesson	8,630	721,900
Medtronic	7,360	283,581
Merck & Co.	29,760	1,050,230
Mylan	5,890 [a]	145,306
Pfizer	108,130	2,227,478
Thermo Fisher Scientific	5,000 [a]	321,950
UnitedHealth Group	15,430	795,879
Universal Health Services, Cl. B	5,540	285,476
Watson Pharmaceuticals	4,430 [a]	304,474
Zimmer Holdings	4,420 [a]	279,344
		9,465,221

8

Common Stocks (continued)	Shares	Value ($)
Industrial—10.5%
Caterpillar	6,600	702,636
Cooper Industries	4,460	266,128
Dover	13,290	901,062
Eaton	9,080	467,166
General Electric	89,100	1,680,426
Honeywell International	4,760	283,648
Hubbell, Cl. B	4,150	269,543
Owens Corning	14,250 [a]	532,238
Pitney Bowes	25,290 [b]	581,417
Stanley Black & Decker	3,900	280,995
Thomas & Betts	5,030 [a]	270,866
		6,236,125
Information Technology—9.1%
Accenture, Cl. A	10,300	622,326
AOL	23,756 [a,b]	471,794
BMC Software	13,670 [a]	747,749
Cisco Systems	15,400	240,394
Corning	12,600	228,690
eBay	8,980 [a]	289,785
Electronic Arts	30,070 [a,b]	709,652
Oracle	16,780	552,230
QUALCOMM	21,490	1,220,417
Teradata	4,990 [a]	300,398
		5,383,435
Materials—4.2%
Air Products & Chemicals	2,980	284,828
Celanese, Ser. A	12,480	665,309
Cliffs Natural Resources	3,330	307,859
Dow Chemical	20,750	747,000
Freeport-McMoRan
Copper & Gold	8,940	472,926
		2,477,922
Telecommunication Services—.5%
Sprint Nextel	56,624 [a]	305,203
Utilities—1.0%
NextEra Energy	5,090	292,471

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
PPL	10,600	294,998
		587,469
Total Common Stocks
(cost $60,124,484)		59,305,350

Other Investment—.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $287,000)	287,000 [c]	287,000

Investment of Cash Collateral
for Securities Loaned—4.4%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $2,636,201)	2,636,201 [c]	2,636,201
Total Investments (cost $63,047,685)	105.0%	62,228,551
Liabilities, Less Cash and Receivables	(5.0%)	(2,957,499)
Net Assets	100.0%	59,271,052

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2011, the value of the fund’s securities on loan was $2,593,104 and the value of the collateral held by the fund was $2,636,201.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	20.3	Money Market Investments	4.9
Health Care	16.0	Materials	4.2
Consumer Discretionary	15.3	Utilities	1.0
Energy	15.3	Exchange Traded Funds	.7
Industrial	10.5	Telecommunication Services	.5
Information Technology	9.1
Consumer Staples	7.2		105.0

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,593,104)—Note 1(b):
Unaffiliated issuers		60,124,484	59,305,350
Affiliated issuers		2,923,201	2,923,201
Cash			11,196
Dividends and interest receivable			103,431
Prepaid expenses			23,283
			62,366,461
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			21,744
Liability for securities on loan—Note 1(b)			2,636,201
Payable for investment securities purchased			286,485
Payable for shares of Common Stock redeemed			8,000
Accrued expenses			142,979
			3,095,409
Net Assets ($)			59,271,052
Composition of Net Assets ($):
Paid-in capital			93,314,385
Accumulated undistributed investment income—net			183,747
Accumulated net realized gain (loss) on investments			(33,407,946)
Accumulated net unrealized appreciation
(depreciation) on investments			(819,134)
Net Assets ($)			59,271,052

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	760,126	75,347	58,435,579
Shares Outstanding	85,570	8,615	6,562,448
Net Asset Value Per Share ($)	8.88	8.75	8.90

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $758 foreign taxes withheld at source):
Unaffiliated issuers	590,158
Affiliated issuers	164
Income from securities lending—Note 1(b)	2,259
Total Income	592,581
Expenses:
Management fee—Note 3(a)	272,309
Auditing fees	24,889
Registration fees	14,352
Custodian fees—Note 3(c)	11,900
Directors’ fees and expenses—Note 3(d)	4,909
Shareholder servicing costs—Note 3(c)	4,384
Interest expense—Note 2	3,805
Legal fees	2,873
Loan commitment fees—Note 2	562
Prospectus fees	320
Distribution fees—Note 3(b)	236
Miscellaneous	88,963
Total Expenses	429,502
Less—reduction in expenses due to undertaking—Note 3(a)	(21,238)
Less—reduction in fees due to earnings credits—Note 3(c)	(10)
Net Expenses	408,254
Investment Income—Net	184,327
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	4,443,744
Net unrealized appreciation (depreciation) on investments	59,482
Net Realized and Unrealized Gain (Loss) on Investments	4,503,226
Net Increase in Net Assets Resulting from Operations	4,687,553

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Operations ($):
Investment income—net	184,327	1,211,050
Net realized gain (loss) on investments	4,443,744	(539,921)
Net unrealized appreciation
(depreciation) on investments	59,482	10,710,749
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,687,553	11,381,878
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(3,477)
Class C Shares	—	(183)
Class I Shares	(10,212)	(1,228,685)
Total Dividends	(10,212)	(1,232,345)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	397,744	268,372
Class C Shares	36,636	16,517
Class I Shares	1,152,218	2,880,073
Dividends reinvested:
Class A Shares	—	3,320
Class C Shares	—	139
Class I Shares	605	85,211
Cost of shares redeemed:
Class A Shares	(88,471)	(192,025)
Class C Shares	—	(2,559)
Class I Shares	(31,031,733)	(40,551,051)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(29,533,001)	(37,492,003)
Settlement payment from
unaffiliated third party†	—	20,453
Total Increase (Decrease) in Net Assets	(24,855,660)	(27,322,017)
Net Assets ($):
Beginning of Period	84,126,712	111,448,729
End of Period	59,271,052	84,126,712
Undistributed investment income—net	183,747	9,632

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2011	Year Ended
	(Unaudited)	December 31, 2010
Capital Share Transactions:
Class A
Shares sold	45,220	34,728
Shares issued for dividends reinvested	—	391
Shares redeemed	(10,111)	(25,473)
Net Increase (Decrease) in Shares Outstanding	35,109	9,646
Class C
Shares sold	4,234	2,216
Shares issued for dividends reinvested	—	16
Shares redeemed	—	(306)
Net Increase (Decrease) in Shares Outstanding	4,234	1,926
Class I
Shares sold	128,008	367,744
Shares issued for dividends reinvested	68	10,076
Shares redeemed	(3,467,629)	(5,172,627)
Net Increase (Decrease) in Shares Outstanding	(3,339,553)	(4,794,807)

† See Note 5.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund's Class A and Class I shares represents the financial highlights of the Class A and Institutional Shares, respectively, of the fund’s predecessor, BNY Hamilton Large Cap Value Fund (“Hamilton Large Cap Value Fund”), before the fund commenced operations as of the close of business on September 12, 2008, and represents the performance of the fund’s Class A and Class I shares thereafter. Before the fund commenced operations, all of the assets of the Hamilton Large Cap Value Fund were transferred to the fund in exchange for Class A and Class I shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

Six Months Ended
June 30, 2011			Year Ended December 31,
Class A Shares†	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	8.45	7.56	6.56	11.55	11.85	11.24
Investment Operations:
Investment income—net[a]	.00[b]	.05	.05	.15	.25	.18
Net realized and unrealized
gain (loss) on investments	.43	.91	1.07	(3.93)	.56	1.53
Total from Investment Operations	.43	.96	1.12	(3.78)	.81	1.71
Distributions:
Dividends from
investment income—net	—	(.07)	(.12)	(.11)	(.26)	(.18)
Dividends from net realized
gain on investments	—	—	—	(.59)	(.85)	(.92)
Return of capital	—	—	—	(.51)	—	—
Total Distributions	—	(.07)	(.12)	(1.21)	(1.11)	(1.10)
Settlement payment from
unaffiliated third party	—	.00[b]	—	—	—	—
Net asset value, end of period	8.88	8.45	7.56	6.56	11.55	11.85
Total Return (%)[c]	5.09[d]	12.69[e]	17.10	(35.49)	6.78	15.41
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.52[f]	1.65	2.11	1.07	1.04	1.03
Ratio of net expenses
to average net assets	1.52[f]	1.50	1.46	1.05	1.04	1.03
Ratio of net investment income
to average net assets	.10[f]	.62	.78	1.38	2.04	1.50
Portfolio Turnover Rate	56.90[d]	69.86	76.38	133	34	59
Net Assets, end of period
($ x 1,000)	760	426	309	85	1,214	1,371

†	Represents information for Class A shares of the fund’s predecessor, BNY Hamilton Large Cap Value Fund, through
September 12, 2008.
a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	The impact of the settlement payment from unaffiliated third party on total return amounted to less than .01%.
f	Annualized.
See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	June 30, 2011	Year Ended December 31,
Class C Shares	(Unaudited)	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	8.36	7.52	6.51	8.82
Investment Operations:
Investment income (loss)—net[b]	(.04)	(.01)	.02	.03
Net realized and unrealized
gain (loss) on investments	.43	.89	1.05	(2.34)
Total from Investment Operations	.39	.88	1.07	(2.31)
Distributions:
Dividends from investment income—net	—	(.04)	(.06)	—
Settlement payment from
unaffiliated third party	—	.00[c]	—	—
Net asset value, end of period	8.75	8.36	7.52	6.51
Total Return (%)[d]	4.67[e]	11.69[f]	16.43	(26.19)[f]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.73[g]	2.38	2.44	2.09[g]
Ratio of net expenses to average net assets	2.54[g]	2.25	2.15	1.98[g]
Ratio of net investment income
(loss) to average net assets	(.95)[g]	(.09)	.27	1.39[g]
Portfolio Turnover Rate	56.90[e]	69.86	76.38	133
Net Assets, end of period ($ x 1,000)	75	37	18	7

a	From September 13, 2008 (commencement of initial offering) to December 31, 2008.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	The impact of the settlement payment from unaffiliated third party on total return amounted to less than .01%.
g	Annualized.
See notes to financial statements.

16

Six Months Ended
June 30, 2011			Year Ended December 31,
Class I Shares†	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	8.45	7.56	6.53	11.51	11.81	11.19
Investment Operations:
Investment income—net[a]	.02	.10	.11	.18	.28	.21
Net realized and unrealized
gain (loss) on investments	.43	.91	1.07	(3.93)	.56	1.54
Total from Investment Operations	.45	1.01	1.18	(3.75)	.84	1.75
Distributions:
Dividends from
investment income—net	.00[b]	(.12)	(.15)	(.13)	(.29)	(.21)
Dividends from net realized
gain on investments	—	—	—	(.59)	(.85)	(.92)
Return of capital	—	—	—	(.51)	—	—
Total Distributions	.00[b]	(.12)	(.15)	(1.23)	(1.14)	(1.13)
Settlement payment from
unaffiliated third party	—	.00[b]	—	—	—	—
Net asset value, end of period	8.90	8.45	7.56	6.53	11.51	11.81
Total Return (%)	5.34[c]	13.37[d]	17.99	(35.40)	7.07	15.84
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10[e]	.82	.81	.83	.79	.78
Ratio of net expenses
to average net assets	1.04[e]	.80	.80	.80	.79	.78
Ratio of net investment income
to average net assets	.48[e]	1.27	1.76	1.85	2.31	1.76
Portfolio Turnover Rate	56.90[c]	69.86	76.38	133	34	59
Net Assets, end of period
($ x 1,000)	58,436	83,664	111,122	167,151	329,281	361,395

†	Represents information for Institutional shares of the fund’s predecessor, BNY Hamilton Large Cap Value Fund, through September 12, 2008.
a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	The impact of the settlement payment from unaffiliated third party on total return amounted to less than .01%.
e	Annualized.
See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Large CapValue Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund.The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective May 2, 2011, the fund is closed to any investments for new accounts.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 250 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of June 30, 2011, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 1,134 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

18

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	58,857,433	—	—	58,857,433
Mutual Funds/
Exchange
Traded Funds	3,371,118	—	—	3,371,118

† See Statement of Investments for additional detailed categorizations.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at June 30, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2011, The Bank of New York Mellon earned $968 from lending portfolio securities, pursuant to the securities lending agreement.

22

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2010 ($)	Purchases ($)	Sales ($)	6/30/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—	6,974,000	6,687,000	287,000.5
Dreyfus
Institutional
Cash
Advantage
Fund	1,977,412	30,169,483	29,510,694	2,636,201	4.4
Total	1,977,412	37,143,483	36,197,694	2,923,201	4.9

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended June 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $ 37,232,232 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent December 31, 2010. If not applied, $36,072,624 of the carryover expires in fiscal 2017 and $1,159,608 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2010 was as follows: ordinary income $1,232,345.The tax character of the current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2011, was approximately $561,900 with a related weighted average annualized interest rate of 1.37%.

24

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has contractually agreed from May 1, 2011 through May 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and 12b-1 fees) exceed 1.25% of the value of the average daily net assets of their class.

The Manager had contractually agreed, until May 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .80% of the value of Class I shares average daily net assets.

In addition, the Manager had agreed, until May 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of Class A and Class C shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, extraordinary expenses, shareholder services fees and Rule 12b-1 fees) do not exceed 1.25% of the value of Class A and Class C shares average daily net assets.

The reduction in expenses, pursuant to the undertakings, amounted to $21,238 during the period ended June 30, 2011.

During the period ended June 30, 2011, the Distributor retained $30 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2011, Class C shares were charged $236 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2011, Class A and Class C shares were charged $920 and $78, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2011, the fund was charged $1,836 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2011, the fund was charged $225 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $10.

26

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2010, the fund was charged $11,900 pursuant to the custody agreement.

During the period ended June 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $33,810, Rule 12b-1 distribution plan fees $45, shareholder services plan fees $171, custodian fees $4,478, chief compliance officer fees $2,259 and transfer agency per account fees $630, which are offset against an expense reimbursement currently in effect in the amount of $19,649.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2011, amounted to $44,232,469 and $74,321,878, respectively.

At June 30, 2011, accumulated net unrealized depreciation on investments was $819,134, consisting of $4,344,923 gross unrealized appreciation and $5,164,057 gross unrealized depreciation.

At June 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Other:

During the period ended December 31, 2010, the fund received a regulatory settlement payment of $20,453 from an unaffiliated third party which is included in the Statement of Changes in Net Assets.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 6—Plan of Reorganization:

On April 13, 2011, the Board of Directors approved the merger of the fund into Dreyfus Strategic Value Fund. The merger was approved by shareholders of the fund at a meeting held on August 11, 2011. The merger is anticipated to occur on or about November 21, 2011. On the date of the merger, which is a tax-free reorganization, the fund would exchange all of its assets at net asset value, subject to liabilities, for an equivalent value of corresponding Class A, C or I shares of Dreyfus Strategic Value Fund. Those shares then will be distributed pro rata to shareholders of the fund so that each shareholder receives a number of shares of Dreyfus Strategic Value Fund equal to the aggregate net asset value of the shareholder’s fund shares.

28

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: August 19, 2011

By: /s/ James Windels
James Windels, Treasurer
Date: August 19, 2011

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6